CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at the beginning at Dec. 31, 2021	$ 37	$ 123	$ 1,000	$ 6,026,457	$ (4,830,690)	$ (273,206)	$ 923,721
Balance at the beginning (in shares) at Dec. 31, 2021	371,715	1,228,492	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					(836,205)		(836,205)
Non-controlling interest						(89,549)	(89,549)
Balance at the end at Dec. 31, 2022	$ 37	$ 123	$ 1,000	6,026,457	(5,666,895)	(362,755)	(2,033)
Balance at the end (in shares) at Dec. 31, 2022	371,715	1,228,492	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					(451,252)		(451,252)
Non-controlling interest						(4,767)	(4,767)
Balance at the end at Mar. 31, 2023	$ 37	$ 123	$ 1,000	6,026,457	(6,118,147)	(367,522)	(458,052)
Balance at the end (in shares) at Mar. 31, 2023	371,715	1,228,492	9,998,446
Balance at the beginning at Dec. 31, 2022	$ 37	$ 123	$ 1,000	6,026,457	(5,666,895)	(362,755)	(2,033)
Balance at the beginning (in shares) at Dec. 31, 2022	371,715	1,228,492	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					(3,448,090)		(3,448,090)
Non-controlling interest						37,476	37,476
Balance at the end at Dec. 31, 2023	$ 37	$ 123	$ 1,000	6,026,457	(9,114,985)	(325,279)	(3,412,647)
Balance at the end (in shares) at Dec. 31, 2023	371,715	1,228,492	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					(2,811)		(2,811)
Non-controlling interest						31,980	31,980
Balance at the end at Mar. 31, 2024	$ 37	$ 123	$ 1,000	$ 6,026,457	$ (9,117,796)	$ (293,299)	$ (3,383,478)
Balance at the end (in shares) at Mar. 31, 2024	371,715	1,228,492	9,998,446